SEMIANNUAL REPORT
MARCH 31, 2001

                                 REYNOLDS FUNDS
                              NO-LOAD MUTUAL FUNDS

REYNOLDS
BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION,
WITH CURRENT INCOME A SECONDARY OBJECTIVE

REYNOLDS
OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
U.S. GOVERNMENT BOND FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME

REYNOLDS
MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME
CONSISTENT WITH A STABLE NET ASSET VALUE

                                 1-800-773-9665
                             WWW.REYNOLDSFUNDS.COM

                                 REYNOLDS FUNDS

Dear Fellow Shareholders:                                          May 30, 2001

  We appreciate your continued confidence in the Reynolds Funds and would like to welcome our many new shareholders. You may now access your account information on the internet at our web site, reynoldsfunds.com. You must first request a personal identification number (PIN) by calling (800)773-9665. You are able to view a list of your accounts, account detail (including balances), transaction history, distributions and Fund prices on a daily basis. The Reynolds Money Market Fund now has unlimited check writing with no minimum amount.

  The Reynolds Blue Chip Growth, Reynolds Opportunity and Reynolds Fund had two quarters of down performance as the stock market in the U.S. responded to a slowdown in economic activity that started in the fourth quarter of 2000 and continues in the first part of 2001. The correction in the markets has caused many market averages and portfolios to retrace the gains of 1999 and 2000 and have brought us back to prices for many companies that equal 1998 valuations.

  Recent actions of the Federal Reserve to lower interest rates, the proposed tax cut and the underlying fundamentals of the U.S. economy have improved the prospects for renewed strong economic growth in the U.S. There is usually a six to nine month time lag between the time the Federal Reserve lowers interest rates and its effects are reflected in U.S. economic activity. We anticipate a rebound in the U.S. economy in late 2001 or early 2002 which should be anticipated by investors in advance. This should lead to strong appreciation for all of our Stock Funds. During the one month period ended April 30, 2001 the Reynolds Blue Chip Growth Fund increased +14.0%, the Reynolds Opportunity Fund increased +16.1%, and the Reynolds Fund increased +18.6%.

                 LONG-TERM INVESTING IN HIGH QUALITY COMPANIES

  The long-term strategy of the Reynolds Stock Funds is to invest in high quality, industry-dominant companies. Occasionally, these high quality, industry-dominant companies go out of favor for a while. However, these companies continue to build value as their earnings grow and it is only a matter of time before their stocks begin appreciating again to reflect this higher value. Each of these key stocks held in the Reynolds Stock Funds are the #1 companies in the world in their respective industries:

   American Express - Financial Services
   American International Group - Insurance
   Amgen / Genentech - Biotechnology
   AOL Time Warner - Entertainment / Media
   Applied Materials -
     Semiconductor Capital Spending
   Best Buy - Retail Specialty (Consumer Electronics)
   Boeing - Aerospace
   Cisco - Computer Networking
   Citigroup / J.P. Morgan Chase - Banks
   Coca-Cola - Beverages (the best known
     brand name in the world)
   Dell Computer - Computer &
     Peripherals (Personal Computers)
   Walt Disney - Entertainment / Media
   eBay - Retail Specialty (Internet Businesses)
   EMC - Computer & Peripherals (Data Storage)
   General Electric - Electrical Equipment
   Hewlett-Packard - Computer & Peripherals (Printers)
   Home Depot - Building (Material Retailers)
   IBM - Computer & Peripherals (Large Computers)
   Intel - Semiconductors
   Johnson & Johnson / Abbott Laboratories -
     Medical Supplies
   McDonalds - Restaurants
   Merck / Pfizer - Drugs
   Microsoft - Application Software
   Minnesota Mining & Manufacturing - Chemicals
   Nokia - Wireless Communications
   Procter & Gamble / Colgate-Palmolive /
     Gillette - Household Products
   Schlumberger - Energy
   Charles Schwab - Financial Services
   Sony - Entertainment / Media
   Wal-Mart Stores - Retail Stores

    INTEREST RATE REDUCTIONS ARE A SIGNIFICANT POSITIVE FOR STOCK VALUATIONS

  The Federal Reserve Board has lowered short-term interest rates five times so far in 2001. Lower interest rates usually cause higher stock valuations for many reasons including:

   (1) Borrowing costs of corporations are lower resulting in higher corporate confidence and profits.

   (2) Borrowing costs of individuals are lower which increases consumer confidence and spending.

   (3) Cash is not as attractive as an alternative investment to stocks.

   (4) A company's stock is usually valued by placing a present value on that company's future stream of earnings and dividends. The present value should be higher when inflation and interest rates are low.

                       THE REYNOLDS BLUE CHIP GROWTH FUND

  The Reynolds Blue Chip Growth Fund has investments in many of the premier worldwide growth companies. These companies have proven management, strong financials including low debt and high return on equity, leading research and development, and dominant worldwide products with good unit sales growth. The probabilities highly favor that the diversified group of industry leading companies held in the Blue Chip Fund will remain industry leaders over the long-term, continue to strongly increase their earnings and continue to significantly increase shareholder wealth.

  Since its inception in 1988, the Blue Chip Fund's long-term performance has been featured in many financial publications and shows including: America Online, Bloomberg, Business Week, CNBC, CNN, CNNfn, Charles Schwab, Consumer Reports, Fortune, Investor's Business Daily, Kipplinger's, Louis Ruykeyser's Mutual Funds, Money, Morningstar, Mutual Funds Magazine, New York Times, Smart Money, Standard & Poor's Select Funds and The Outlook, The Wall Street Journal, USA Today, Wall Street Week, Wizards of Wall Street, Worth Magazine and Yahoo
                             ----------------------
Finance.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2001)

                                         TOTAL RETURN        ANNUALIZED RETURN
                                         ------------        -----------------
Since inception (August 12, 1988)           +316.9%                +12.0%
Ten Years                                   +202.1%                +11.7%
Five Years                                   +93.7%                +14.1%
One Year                                     -52.2%                  --

                         THE REYNOLDS OPPORTUNITY FUND

  The Reynolds Opportunity Fund generally invests in medium and large size high quality companies that have proven themselves in the marketplace and are leaders in their industries. These well-managed companies usually have sales of more than $500 million and are demonstrating strong earnings growth from proprietary innovative products.

  A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund and the newer Reynolds Fund. We are making a high probability bet with the companies in the Opportunity Fund, just as we are with the companies in the Blue Chip Fund and the Reynolds Fund, that the majority of the companies within a well diversified group of proven worldwide leading companies will continue to be leaders and strongly increase their earnings and shareholder wealth in the future.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2001)

                                         TOTAL RETURN        ANNUALIZED RETURN
                                         ------------        -----------------
Since inception (January 30, 1992)          +126.4%                +9.3%
Five Years                                   +57.7%                +9.5%
One Year                                     -58.1%                  --

                               THE REYNOLDS FUND

  The Reynolds Fund is a general stock fund and is intended to be a long-term investment holding. The Fund may own common stocks of all types and sizes and will mainly invest in high quality common stocks of U.S. headquartered companies. While the Fund will generally invest in "growth" stocks, it may also invest in "value" stocks.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2001)

                                         TOTAL RETURN        ANNUALIZED RETURN
                                         ------------        -----------------
Since inception (October 1, 1999)            -43.0%                -31.3%
One year                                     -62.4%                  --

                     THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury Bonds, Treasury Notes and Treasury Bills of varying maturities. As of March 31, 2001, the assets were invested approximately 84.6% in U.S. Treasury Securities and 15.4% in high quality cash equivalents.

  The Reynolds U.S. Government Bond Fund is designed to satisfy many of the fixed income objectives of investors. For example, the Bond Fund is actively managed and is invested in bonds having many different maturities, which reduces the risk that a large percentage of the bonds in the Fund mature at an inopportune time for reinvestment. The Bond Fund had a dollar weighted average maturity of 0.49 years on March 31, 2001. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short and long-term economic, inflation, and interest rate forecasts.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2001)

                                         TOTAL RETURN        ANNUALIZED RETURN
                                         ------------        -----------------
Since inception (January 30, 1992)           57.2%                  5.1%
Five Years                                   28.2%                  5.1%
One Year                                      6.9%                   --

                         THE REYNOLDS MONEY MARKET FUND

  The Reynolds Money Market Fund offers unlimited check writing with no minimum amount per check. The Reynolds Money Market Fund is designed to provide for investor's short-term cash management needs. For ease of redemption, the Money Market Fund offers: (1) check writing ($0.20 printing charge per check); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($15.00 wiring charge - no charge if part of the systematic withdrawal plan which has a $100 minimum withdrawal). As of March 31, 2001, the dollar weighted average days to maturity of the Money Market Fund was 37 days.

  The Reynolds Money Market Fund's yield should vary with the rate of inflation over the years. Its yield is usually higher than inflation and higher than or approximately the same as most brokerage-firm sponsored money market funds. Brokerage-firm sponsored money market funds typically have higher expense structures due to their higher marketing costs. The Reynolds Money Market Fund's yield is almost always higher than rates paid by most short-term bank accounts. The rates paid by banks are lower because banks typically have higher overhead.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2001)

                                         TOTAL RETURN        ANNUALIZED RETURN
                                         ------------        -----------------
Since inception (January 30, 1991)           56.0%                  4.5%
Ten Years                                    54.6%                  4.5%
Five Years                                   27.3%                  5.0%
One Year                                      5.4%                   --

                              ECONOMIC DISCUSSION
                               THE WORLD ECONOMY

  There are more than 1.5 billion people in the world who will be experiencing a higher standard of living and using and consuming many products as capitalism grows in many countries such as China and Eastern Europe. Many other countries, such as India and Latin America, have rapidly emerging middle classes, which desire western goods and services, and governments that are encouraging foreign investment.

  Worldwide inflation remains low. There are many reasons for this including: the U.S. economy has slowed, worldwide growth is at reasonable levels, committed central bankers, fiscal restraint by governments, the worldwide competition for products and labor is keeping costs low, and economic systems are more efficient. In addition, cost cutting and restructuring is spreading to many countries, more efficient private-sector operations are replacing inefficient state-run enterprises and excess capacity exists in many markets. The Blue Chip, Opportunity and Reynolds Funds are well positioned to participate in these long-term worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies.

                                THE U.S. ECONOMY

  The U.S. economy slowed in the fourth quarter of 2000 and during the first part of 2001. This slowdown was partly caused by the interest rate increases initiated by the Federal Reserve in 1999 and early 2000. While the Federal Reserve's intentions were to insure a stable economy and to keep inflation at a low level, their effects were to cause concerns at the corporate level about the sustainability of GDP growth and corporate profits. This resulted in postponements in corporate orders and capital spending. The risks in the economy changed from excessive growth and the threat of inflation to a decline in corporate profits and spending, and a decline in consumer confidence.

  The Federal Reserve has cut interest rates significantly in 2001 in an effort to stimulate confidence in both corporate and consumer decision making and to reduce borrowing costs to businesses and consumers. These interest rate cuts are now starting to positively effect economic activity. Gross Domestic Product
(GDP) increased 5.0% in 2000, 4.2% in 1999 and 4.4% in 1998. GDP is currently estimated to increase 1.7% in 2001 and 3.0% in 2002.

  U.S. inflation is low relative to the last thirty years due to such factors as the weak U.S. economy, global competition, advances in technology resulting in increasing productivity and technology innovations that are helping to lower production and distribution costs. U.S. inflation increased 3.4% in 2000 after increasing at a rate of 2.2 in 1999 and 1.6% in 1998. U.S. inflation is estimated to increase 3.0% in 2001 and 2.2% in 2002.

                               INVESTMENT OUTLOOK

  There are many investment positives. Among them are: (1) the current stock prices of many high quality companies are low compared to historic valuations;
(2) interest rates have been lowered by the Federal Reserve while inflation remains at a low level. (3) the U.S. Government is running a budget surplus and working towards a tax cut that should benefit most Americans; (4) U.S. industry is more competitive than at any time in the past quarter century and U.S. companies are the leaders in the majority of industries worldwide; (5) U.S. productivity continues to increase; (6) the internet is beginning to produce efficiencies.

                      INFORMATION ABOUT THE REYNOLDS FUNDS

  REYNOLDSFUNDS.COM WEB SITE: You can now access current information about your investment holdings via our web site, reynoldsfunds.com. You must first request a personal identification number (PIN) by calling our shareholder service representatives at (800) 773-9665. You will be able to view your list of accounts, account detail (including balances), transaction history, distributions, and current Fund prices. Additional information available includes quarterly updates on the returns of the five funds, top ten holdings of each equity portfolio and industry percentages. Also links to Quicken and Morningstar information regarding the Reynolds Funds and detailed statistics and graphs of past performance.

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours-a-day, seven days a week and press "1" then "2". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR REYNOLDS MONEY MARKET FUND AND U.S. GOVERNMENT BOND FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "1" then "2".

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days a week), press "1" then "3" and enter your 16 digit account number which appears at the top right of your statement.

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT ACCOUNT INFORMATION AND CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 and press "1" then "1" from 6 A.M. to 5 P.M. (PST).

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are:
(1) Reynolds Money Market and U.S. Government Bond Fund statements are sent monthly when each months' accrued dividends are posted; (2) Blue Chip, Opportunity Fund and Reynolds Fund statements are sent twice a year when and if any ordinary income or capital gains are distributed; and (3) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX REPORTING: Individual 1099 forms, which summarize any dividend income and any long-or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds are also reported in January.

  NEWSPAPER LISTING OF NET ASSET VALUE: The Blue Chip, Opportunity and Reynolds Funds are listed in many major daily newspapers including Investor's Business Daily and the New York Times. Many newspapers have a separate heading listed alphabetically for the Reynolds Funds. The Blue Chip Fund, Opportunity Fund and Reynolds Fund appear under that heading. The Blue Chip Fund has the symbols BluChpGr, BlueChGr, BlChGr or Blue Chip; the Opportunity Fund has the symbols Oppty, Opport or Opportunity; and the Reynolds Fund has the symbols Reyn Fd or Reynlds Fnd. The U.S. Government Bond Fund will be listed in newspapers once it has either net assets of $25 million or 1,000 shareholders.

  NASDAQ SYMBOLS: Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds Fund - REYFX, Reynolds U.S. Government Bond Fund - RUSGX, Reynolds Money Market Fund - REYXX.

  MINIMUM INVESTMENT: $1,000 for regular and retirement accounts. ($100 for additional investments for all accounts - except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the Roth IRA, Education IRA, SIMPLE IRA Plan, 401k, SEPIRA, 403b and Keogh Plans.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account or your account in any of the Reynolds Funds ($50 minimum) at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or transfer funds to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS: As often as desired - no charge.

  PORTFOLIO MANAGER: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

  TAX EFFICIENCY: The Reynolds Stock Funds do not attempt to achieve their investment objectives by active and frequent trading of common stocks. When making investment decisions, we consider the tax consequences of the Fund's portfolio transactions. We attempt to be highly tax efficient.

  THE REYNOLDS FUNDS ARE NO-LOAD: No front-end sales commissions or redemption fees ("loads") are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 5% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder's return. The Reynolds Funds are No-Load as they do not have these extra charges.

  One hundred percent of our company's pension plan is invested in the Reynolds Funds. We look forward to strong results in the future.

Sincerely,

/s/Frederick L. Reynolds

Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

                                                                     QUOTED
  SHARES                                                          MARKET VALUE
  ------                                                          ------------
COMMON STOCKS -- 98.4% (A)<F2>

            AIRLINES/AEROSPACE -- 0.1%
    4,000   The Boeing Co.                                        $    222,840

            APPLICATION SOFTWARE -- 8.1%
   55,000   Adobe Systems Inc.                                       1,923,350
  175,000   Microsoft Corp.*<F1>                                     9,570,312
  348,864   Oracle Corp.*<F1>                                        5,225,983
   83,000   Siebel Systems, Inc.*<F1>                                2,257,600
   42,125   VERITAS Software Corp.*<F1>                              1,947,860
                                                                  ------------
                                                                    20,925,105

            BANKS -- 0.5%
    2,000   Bank of America Corp.                                      109,500
   26,833   Citigroup Inc.                                           1,206,948
                                                                  ------------
                                                                     1,316,448

            BEVERAGES -- 2.4%
   55,000   The Coca-Cola Co.                                        2,483,800
   86,000   PepsiCo, Inc.                                            3,779,700
                                                                  ------------
                                                                     6,263,500

            BIOTECHNOLOGY -- 1.2%
   22,000   Amgen Inc.*<F1>                                          1,324,125
    6,000   Biogen, Inc.*<F1>                                          379,875
    6,000   Genentech, Inc.*<F1>                                       303,000
   26,500   Human Genome Sciences, Inc.*<F1>                         1,219,000
                                                                  ------------
                                                                     3,226,000

            BUILDING -- 2.3%
  135,250   The Home Depot, Inc.                                     5,829,275
    1,000   Lowe's Companies, Inc.                                      58,450
                                                                  ------------
                                                                     5,887,725

            CAPITAL EQUIPMENT -- 0.0%
    2,000   Caterpillar Inc.                                            88,760

            CHEMICALS -- 0.1%
    2,000   Minnesota Mining &
              Manufacturing Co.                                        207,800

            COMMUNICATION EQUIPMENT -- 2.4%
   24,000   Corning Inc.                                               496,560
  138,000   L.M. Ericsson Telephone Co. ADR                            771,931
   86,500   QUALCOMM Inc.*<F1>                                       4,898,062
                                                                  ------------
                                                                     6,166,553

            COMPUTER NETWORKING -- 3.7%
   78,000   3Com Corp.*<F1>                                            446,059
  499,000   Cisco Systems Inc.*<F1>                                  7,890,437
   31,500   Juniper Networks, Inc.*<F1>                              1,195,740
                                                                  ------------
                                                                     9,532,236

            COMPUTER & PERIPHERALS -- 12.2%
   30,500   Compaq Computer Corp.                                      555,100
  167,000   Dell Computer Corp.*<F1>                                 4,289,813
  151,000   EMC Corp. (Mass.)*<F1>                                   4,439,400
   65,000   Gateway, Inc.*<F1>                                       1,092,650
  188,000   Hewlett-Packard Co.                                      5,878,760
   82,500   International Business
              Machines Corp.                                         7,934,850
   34,000   Network Appliance, Inc.*<F1>                               571,625
  116,274   Palm, Inc.*<F1>                                            977,422
  369,000   Sun Microsystems, Inc.*<F1>                              5,671,530
                                                                  ------------
                                                                    31,411,150

            DRUGS -- 10.0%
   31,200   Bristol-Myers Squibb Co.                                 1,853,280
   31,000   Eli Lilly & Co.                                          2,376,460
  102,200   Merck & Co., Inc.                                        7,756,980
  277,080   Pfizer Inc.                                             11,346,426
   72,000   Schering-Plough Corp.                                    2,630,160
                                                                  ------------
                                                                    25,963,306

            ELECTRICAL EQUIPMENT -- 2.7%
   62,500   General Electric Co.                                     2,616,250
  312,925   Motorola, Inc.                                           4,462,311
                                                                  ------------
                                                                     7,078,561

            ELECTRONICS -- 0.8%
   31,609   Agilent Technologies, Inc.*<F1>                            971,345
   57,500   JDS Uniphase Corp.*<F1>                                  1,060,156
                                                                  ------------
                                                                     2,031,501

            ENERGY -- 1.4%
    5,000   BJ Services Co.*<F1>                                       356,000
    6,000   Enron Corp.                                                348,600
    4,000   Helmerich & Payne, Inc.                                    185,200
    3,000   Kinder Morgan, Inc.                                        159,600
   36,000   Schlumberger Ltd.                                        2,073,960
    6,000   Smith International, Inc.*<F1>                             421,200
                                                                  ------------
                                                                     3,544,560

            ENTERTAINMENT/MEDIA -- 7.7%
  391,100   AOL Time Warner Inc.*<F1>                               15,702,665
  115,754   The Walt Disney Co.                                      3,310,564
    7,000   Sony Corp. ADR                                             505,750
    8,000   Viacom Inc.*<F1>                                           356,000
                                                                  ------------
                                                                    19,874,979

            FINANCIAL SERVICES -- 3.2%
   80,000   American Express Co.                                     3,304,000
    1,000   The Goldman Sachs Group, Inc.                               85,100
   28,000   Merrill Lynch & Co., Inc.                                1,551,200
   24,500   Morgan Stanley
              Dean Witter & Co.                                      1,310,750
  123,000   The Charles Schwab Corp.                                 1,896,660
                                                                  ------------
                                                                     8,147,710

            FOODS -- 0.0%
    2,000   General Mills, Inc.                                         86,020

            GROCERY STORES -- 0.1%
    2,000   The Kroger Co.*<F1>                                         51,580
    2,000   Safeway Inc.*<F1>                                          110,300
                                                                  ------------
                                                                       161,880

            HEALTH MAINTENANCE ORGANIZATION -- 0.1%
    2,000   UnitedHealth Group Inc.                                    118,520
    1,000   Universal Health
              Services, Inc. Cl B*<F1>                                  88,300
                                                                  ------------
                                                                       206,820

            HOUSEHOLD PRODUCTS -- 2.1%
   27,000   American Home Products Corp.                             1,586,250
   41,000   Colgate-Palmolive Co.                                    2,265,660
    2,000   Gillette Co.                                                62,340
   23,000   Procter & Gamble Co.                                     1,439,800
                                                                  ------------
                                                                     5,354,050

            INSURANCE -- 1.5%
   48,000   American International
              Group, Inc.                                            3,864,000

            INTERNET INFORMATION PROVIDERS -- 1.4%
  127,382   At Home Corp.*<F1>                                         570,671
   35,000   EarthLink, Inc.*<F1>                                       424,375
  110,500   Terra Networks, S.A.*<F1>                                1,018,666
   64,000   VerticalNet, Inc.*<F1>                                     129,920
   90,266   Yahoo! Inc.*<F1>                                         1,421,690
                                                                  ------------
                                                                     3,565,322

            INTERNET SOFTWARE & SERVICES -- 0.6%
  104,500   CMGI Inc.*<F1>                                             265,430
   38,000   Exodus Communications, Inc.*<F1>                           408,500
   63,500   Inktomi Corp.*<F1>                                         422,275
   52,000   RealNetworks, Inc.*<F1>                                    367,250
                                                                  ------------
                                                                     1,463,455

            MEDICAL SUPPLIES -- 3.4%
   74,000   Abbott Laboratories                                      3,492,060
   61,500   Johnson & Johnson                                        5,379,405
                                                                  ------------
                                                                     8,871,465

            RESTAURANTS -- 0.0%
    5,000   McDonald's Corp.                                           132,750

            RETAIL-SPECIALTY -- 1.9%
   58,000   Amazon.com, Inc.*<F1>                                      593,340
   60,000   Best Buy Co., Inc.*<F1>                                  2,157,600
   58,000   eBay Inc.*<F1>                                           2,098,875
                                                                  ------------
                                                                     4,849,815

            RETAIL STORES -- 7.9%
  108,000   Costco Wholesale Corp.*<F1>                              4,239,000
   94,625   Gap, Inc.                                                2,244,505
   34,000   Kohl's Corp.*<F1>                                        2,097,460
   57,000   Nordstrom, Inc.                                            927,960
   50,000   Target Corp.                                             1,804,000
  179,000   Wal-Mart Stores, Inc.                                    9,039,500
                                                                  ------------
                                                                    20,352,425

            SECURITY SOFTWARE & SERVICES -- 0.8%
   14,250   Check Point Software
              Technologies Ltd.*<F1>                                   676,875
   39,125   VeriSign, Inc.*<F1>                                      1,386,492
                                                                  ------------
                                                                     2,063,367

            SEMICONDUCTOR CAPITAL SPENDING -- 1.4%
   37,000   Applied Materials, Inc.*<F1>                             1,609,500
   23,000   KLA-Tencor Corp.*<F1>                                      905,625
   30,500   Novellus Systems, Inc.*<F1>                              1,237,156
                                                                  ------------
                                                                     3,752,281

            SEMICONDUCTORS -- 9.2%
   76,000   Altera Corp.*<F1>                                        1,629,250
  434,880   Intel Corp.                                             11,442,780
   81,000   LSI Logic Corp.*<F1>                                     1,274,130
  211,000   Texas Instruments Inc.                                   6,536,780
   79,500   Xilinx, Inc.*<F1>                                        2,792,438
                                                                  ------------
                                                                    23,675,378

            TELECOMMUNICATIONS -- 4.0%
   59,000   CIENA Corp.*<F1>                                         2,463,250
  136,750   Lucent Technologies Inc.                                 1,363,398
  238,600   Nortel Networks Corp.                                    3,352,330
   78,000   Tellabs, Inc.*<F1>                                       3,173,625
                                                                  ------------
                                                                    10,352,603

            TELEPHONE SERVICES -- 0.7%
  100,000   WorldCom, Inc.*<F1>                                      1,868,750

            WIRELESS COMMUNICATION -- 4.5%
   78,000   Nextel Communications, Inc.*<F1>                         1,121,250
  410,000   Nokia Corp. "A" ADR                                      9,840,000
   42,000   Sprint Corp. (PCS Group)*<F1>                              798,000
                                                                  ------------
                                                                    11,759,250
                                                                  ------------
              Total common stocks
                (cost $241,852,676)                                254,268,365

PRINCIPAL
  AMOUNT                                                              VALUE
  ------                                                              -----

SHORT-TERM INVESTMENTS -- 0.1% (A)<F2>

            VARIABLE RATE DEMAND NOTE
 $130,960   Firstar Bank U.S.A., N.A.                                  130,960
                                                                  ------------
              Total short-term investments
                (cost $130,960)                                        130,960
                                                                  ------------
              Total investments
                (cost $241,983,636)                                254,399,325

            Cash and receivables, less
              liabilities -- 1.5% (A)<F2>                            3,889,490
                                                                  ------------
              NET ASSETS                                          $258,288,815
                                                                  ------------
                                                                  ------------

            Net Asset Value Per Share
              ($0.01 par value 40,000,000
              shares authorized), offering
              and redemption price
              ($258,288,815 / 7,028,967
              shares outstanding)                                 $      36.75
                                                                  ------------
                                                                  ------------

  *<F1>   Non-income producing security.
(a)<F2>   Percentages for the various classifications relate to net assets.
    ADR   - American Depository Receipt

  The accompanying notes to financial statements are an integral part of this statement.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2001 (Unaudited) and For the Year Ended September 30, 2000

INCOME:
   Dividends                                                     $     827,108
   Interest                                                            246,781
                                                                 -------------
        Total income                                                 1,073,889
                                                                 -------------

EXPENSES:
   Management fees                                                   2,096,178
   Administrative services                                             224,577
   Distribution fees                                                   182,000
   Transfer agent fees                                                 160,123
   Printing and postage expense                                         79,287
   Custodian fees                                                       61,851
   Professional fees                                                    23,290
   Registration fees                                                    15,833
   Board of Directors fees                                               2,000
   Other expenses                                                       21,615
                                                                 -------------
        Total operating expenses before interest expense             2,866,754

   Interest expense                                                     18,893
                                                                 -------------
        Total expenses                                               2,885,647
                                                                 -------------
NET INVESTMENT LOSS                                                 (1,811,758)
                                                                 -------------
NET REALIZED LOSS ON INVESTMENTS                                   (45,210,075)

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            (195,384,833)
                                                                 -------------
NET LOSS ON INVESTMENTS                                           (240,594,908)
                                                                 -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(242,406,666)
                                                                 -------------
                                                                 -------------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2001 (Unaudited) and For the Year Ended September 30, 2000

                                                                                                2001               2000
                                                                                            ------------       ------------
OPERATIONS:
     Net investment loss                                                                    $  (1,811,758)    $  (4,968,064)
     Net realized loss on investments                                                         (45,210,075)      (17,570,332)
     Net (decrease) increase in unrealized appreciation on investments                       (195,384,833)      108,581,921
                                                                                            -------------     -------------
           Net (decrease) increase in net assets resulting from operations                   (242,406,666)       86,043,525
                                                                                            -------------     -------------

DISTRIBUTION TO SHAREHOLDERS:
     Distribution from net realized gains ($0.00526 per share)                                         --           (38,019)*<F3>
                                                                                            -------------     -------------

FUND SHARE ACTIVITIES:
     Proceeds from shares issued (2,548,200 and 8,537,517 shares, respectively)               130,899,143       591,844,227
     Net asset value of shares issued in distributions (621 shares)                                    --            34,219
     Cost of shares redeemed (4,289,922 and 6,936,431 shares, respectively)                  (214,087,917)     (480,950,612)
                                                                                            -------------     -------------
           Net (decrease) increase in net assets derived from Fund share activities           (83,188,774)      110,927,834
                                                                                            -------------     -------------
           TOTAL (DECREASE) INCREASE                                                         (325,595,440)      196,933,340

NET ASSETS AT THE BEGINNING OF THE PERIOD                                                     583,884,255       386,950,915
                                                                                            -------------     -------------
NET ASSETS AT THE END OF THE PERIOD                                                         $ 258,288,815     $ 583,884,255
                                                                                            -------------     -------------
                                                                                            -------------     -------------

*<F3>  See Note 8.

  The accompanying notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                        (UNAUDITED)
                                                        FOR THE SIX
                                                       MONTHS ENDING                  YEARS ENDED SEPTEMBER 30,
                                                         MARCH 31,     -------------------------------------------------------
                                                           2001         2000        1999         1998        1997         1996
                                                          ------       ------      ------       ------      ------       ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                      $ 66.57      $ 53.98     $ 36.95      $ 32.00     $ 22.69      $ 19.25
Income from investment operations:
     Net investment loss (a)<F7>                            (0.22)*      (0.51)      (0.33)*      (0.12)      (0.01)       (0.03)
                                                                 <F4>                     <F4>
     Net realized and unrealized
       (loss) gain on investments                          (29.60)       13.11       18.01         5.46        9.67         3.52
                                                          -------      -------     -------      -------     -------      -------
Total from investment operations                           (29.82)       12.60       17.68         5.34        9.66         3.49

Less distributions:
     Dividends from net investment income                      --           --          --        (0.01)         --        (0.02)
     Distributions from net realized gains                     --        (0.01)      (0.65)       (0.38)      (0.35)       (0.03)
                                                          -------      -------     -------      -------     -------      -------
Total from distributions                                       --        (0.01)      (0.65)       (0.39)      (0.35)       (0.05)
                                                          -------      -------     -------      -------     -------      -------
Net asset value, end of period                            $ 36.75      $ 66.57     $ 53.98      $ 36.95     $ 32.00      $ 22.69
                                                          -------      -------     -------      -------     -------      -------
                                                          -------      -------     -------      -------     -------      -------
TOTAL INVESTMENT RETURN                                    (44.8%)**     23.3%       48.6%        17.0%       43.2%        18.1%
                                                                 <F5>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                    258,289      583,884     386,951       89,533      62,294       30,807
Ratio of operating expenses before interest expense
  to average net assets                                      1.4%***      1.3%        1.5%         1.4%        1.4%         1.5%
                                                                <F6>
Ratio of interest expense to average net assets              0.0%***      0.0%         N/A          N/A         N/A          N/A
                                                                <F6>
Ratio of net investment loss to average net assets          (0.9%)***    (0.8%)      (0.6%)       (0.4%)      (0.1%)       (0.1%)
                                                                 <F6>
Portfolio turnover rate                                     15.5%        17.3%        6.2%        35.5%       25.0%        21.5%

   *<F4> Net investment loss per share is calculated using average shares outstanding.
  **<F5>   Not Annualized.
 ***<F6>   Annualized.
 (a)<F7> Net investment loss before interest expense for the six months ending March 31, 2001 was ($0.22).

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

                                                                      QUOTED
  SHARES                                                           MARKET VALUE
  ------                                                           ------------
COMMON STOCKS -- 95.0% (A)<F9>

             APPLICATION SOFTWARE -- 13.0%
     3,000   Adobe Systems Inc.                                    $   104,910
    37,500   Microsoft Corp.*<F8>                                    2,050,781
    78,348   Oracle Corp.*<F8>                                       1,173,653
    13,600   PeopleSoft, Inc.*<F8>                                     318,750
    17,000   Siebel Systems, Inc.*<F8>                                 462,400
    16,250   VERITAS Software Corp.*<F8>                               751,400
                                                                   -----------
                                                                     4,861,894

             BEVERAGES -- 0.5%
     4,000   PepsiCo, Inc.                                             175,800

             BIOTECHNOLOGY -- 2.3%
     6,000   Amgen Inc.*<F8>                                           361,125
     7,000   Applera Corp. - Celera
               Genomics Group*<F8>                                     215,950
     1,500   Genzyme Corp. (General Division)*<F8>                     135,495
     2,000   Human Genome Sciences, Inc.*<F8>                           92,000
     2,000   MedImmune, Inc.*<F8>                                       71,750
                                                                   -----------
                                                                       876,320

             BUILDING -- 2.5%
    21,397   The Home Depot, Inc.                                      922,211

             CABLE TV/BROADCASTING -- 0.3%
     2,400   Clear Channel
               Communications, Inc.*<F8>                               130,680

             COMMUNICATION EQUIPMENT -- 3.3%
     3,000   Corning Inc.                                               62,070
    20,500   QUALCOMM Inc.*<F8>                                      1,160,812
                                                                   -----------
                                                                     1,222,882

             COMPUTER NETWORKING -- 6.5%
   137,600   Cisco Systems Inc.*<F8>                                 2,175,800
     6,500   Juniper Networks, Inc.*<F8>                               246,740
                                                                   -----------
                                                                     2,422,540

             COMPUTER & PERIPHERALS -- 11.8%
    31,200   Dell Computer Corp.*<F8>                                  801,450
    30,000   EMC Corp. (Mass.)*<F8>                                    882,000
     4,600   Hewlett-Packard Co.                                       143,842
     4,900   International Business
               Machines Corp.                                          471,282
    15,824   Palm, Inc.*<F8>                                           133,020
   129,400   Sun Microsystems, Inc.*<F8>                             1,988,878
                                                                   -----------
                                                                     4,420,472

             DRUGS -- 8.4%
     3,000   Bristol-Myers Squibb Co.                                  178,200
     4,000   Eli Lilly & Co.                                           306,640
    16,044   Merck & Co., Inc.                                       1,217,740
    26,300   Pfizer Inc.                                             1,076,985
    10,000   Schering-Plough Corp.                                     365,300
                                                                   -----------
                                                                     3,144,865

             ELECTRICAL EQUIPMENT -- 3.3%
    12,000   EchoStar Communications Corp.*<F8>                        332,250
     2,000   General Electric Co.                                       83,720
    57,500   Motorola, Inc.                                            819,950
                                                                   -----------
                                                                     1,235,920

             ELECTRONICS -- 1.1%
    14,400   Sanmina Corp.*<F8>                                        281,700
     3,000   Waters Corp.*<F8>                                         139,350
                                                                   -----------
                                                                       421,050

             ENERGY -- 0.4%
     2,500   Schlumberger Ltd.                                         144,025

             ENTERTAINMENT/MEDIA -- 5.4%
    45,700   AOL Time Warner Inc.*<F8>                               1,834,855
     1,557   The Walt Disney Co.                                        44,530
     2,000   Sony Corp. ADR                                            144,500
                                                                   -----------
                                                                     2,023,885

             FINANCIAL SERVICES -- 4.2%
    14,500   American Express Co.                                      598,850
     3,000   DST Systems, Inc.*<F8>                                    144,570
     4,000   Merrill Lynch & Co., Inc.                                 221,600
     2,000   Morgan Stanley Dean Witter & Co.                          107,000
    31,561   The Charles Schwab Corp.                                  486,671
                                                                   -----------
                                                                     1,558,691

             HOUSEHOLD PRODUCTS -- 1.5%
     2,000   American Home Products Corp.                              117,500
     8,000   Colgate-Palmolive Co.                                     442,080
                                                                   -----------
                                                                       559,580

             INSURANCE -- 0.7%
     3,359   American International Group, Inc.                        270,399

             INTERNET INFORMATION PROVIDERS -- 0.8%
     5,000   EarthLink, Inc.*<F8>                                       60,625
    15,632   Yahoo! Inc.*<F8>                                          246,204
                                                                   -----------
                                                                       306,829

             MEDICAL SUPPLIES -- 3.1%
    11,000   Abbott Laboratories                                       519,090
     1,600   Guidant Corp.*<F8>                                         71,984
     6,676   Johnson & Johnson                                         583,950
                                                                   -----------
                                                                     1,175,024

             RETAIL-SPECIALTY -- 1.0%
     2,000   Bed Bath & Beyond Inc.*<F8>                                49,125
     5,000   Best Buy Co., Inc.*<F8>                                   179,800
     3,000   Starbucks Corp.*<F8>                                      127,312
                                                                   -----------
                                                                       356,237

             RETAIL STORES -- 3.6%
     1,000   Costco Wholesale Corp.*<F8>                                39,250
    19,562   Gap, Inc.                                                 464,011
    17,000   Wal-Mart Stores, Inc.                                     858,500
                                                                   -----------
                                                                     1,361,761

             SECURITY SOFTWARE & SERVICES -- 0.6%
     2,250   Check Point Software
               Technologies Ltd.*<F8>                                  106,875
     3,075   VeriSign, Inc.*<F8>                                       108,970
                                                                   -----------
                                                                       215,845

             SEMICONDUCTOR CAPITAL SPENDING -- 0.9%
     8,200   KLA-Tencor Corp.*<F8>                                     322,875

             SEMICONDUCTORS -- 13.2%
    13,400   Altera Corp.*<F8>                                         287,263
    85,200   Intel Corp.                                             2,241,825
    13,000   LSI Logic Corp.*<F8>                                      204,490
    53,000   Texas Instruments Inc.                                  1,641,940
    16,000   Xilinx, Inc.*<F8>                                         562,000
                                                                   -----------
                                                                     4,937,518

             SYSTEM SOFTWARE -- 0.4%
     2,000   Infosys Technologies Ltd.
               Sponsored ADR                                           131,000

             TELECOMMUNICATIONS -- 2.0%
     1,500   CIENA Corp.*<F8>                                           62,625
    13,000   Nortel Networks Corp.                                     182,650
    12,000   Tellabs, Inc.*<F8>                                        488,250
                                                                   -----------
                                                                       733,525

             WIRELESS COMMUNICATION -- 4.2%
    63,000   Nokia Corp. "A" ADR                                     1,512,000
     4,000   Sprint Corp. (PCS Group)*<F8>                              76,000
                                                                   -----------
                                                                     1,588,000
                                                                   -----------
               Total common stocks
                 (cost $19,826,418)                                 35,519,828

PRINCIPAL
  AMOUNT                                                              VALUE
  ------                                                              -----

SHORT-TERM INVESTMENTS -- 1.5% (A)<F9>

             VARIABLE RATE DEMAND NOTE
 $ 541,494   Firstar Bank U.S.A., N.A.                                 541,494
                                                                   -----------
               Total short-term investments
                 (cost $541,494)                                       541,494
                                                                   -----------
               Total investments
                 (cost $20,367,912)                                 36,061,322

             Cash and receivables, less
               liabilities -- 3.5% (A)<F9>                           1,311,821
                                                                   -----------
               NET ASSETS                                          $37,373,143
                                                                   -----------
                                                                   -----------
             Net Asset Value Per Share
               ($0.01 par value 40,000,000
               shares authorized), offering
               and redemption price
               ($37,373,143 / 1,725,029
               shares outstanding)                                 $     21.67
                                                                   -----------
                                                                   -----------

  *<F8>   Non-income producing security.
(a)<F9>   Percentages for the various classifications relate to net assets.
    ADR   - American Depository Receipt

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2001 (Unaudited)

INCOME:
     Dividends                                                    $    100,833
     Interest                                                           39,054
                                                                  ------------
          Total income                                                 139,887
                                                                  ------------

EXPENSES:
     Management fees                                                   362,567
     Distribution fees                                                 133,500
     Administrative services                                            51,215
     Transfer agent fees                                                31,690
     Professional fees                                                  19,457
     Custodian fees                                                     14,596
     Printing and postage expense                                       12,265
     Registration fees                                                  10,129
     Board of Directors fees                                             2,000
     Other expenses                                                     28,163
                                                                  ------------
          Total operating expenses before interest expense             665,582
     Interest expense                                                   17,537
                                                                  ------------
          Total expenses                                               683,119
                                                                  ------------
NET INVESTMENT LOSS                                                   (543,232)
                                                                  ------------
NET REALIZED LOSS ON INVESTMENTS                                    (1,826,893)

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             (42,895,661)
                                                                  ------------
NET LOSS ON INVESTMENTS                                            (44,722,554)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(45,265,786)
                                                                  ------------
                                                                  ------------

  The accompanying notes to financial statements are an integral part of this statement.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2001 (Unaudited) and For the Year Ended September 30, 2000

                                                                                                  2001             2000
                                                                                               ----------       ----------
OPERATIONS:
     Net investment loss                                                                      $   (543,232)    $ (1,116,591)
     Net realized (loss) gain on investments                                                    (1,826,893)       1,177,190
     Net (decrease) increase in unrealized appreciation on investments                         (42,895,661)      25,108,069
                                                                                              ------------     ------------
          Net (decrease) increase in net assets resulting from operations                      (45,265,786)      25,168,668
                                                                                              ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net realized gains ($0.64843
       and $0.10485 per share, respectively)                                                    (1,573,004)        (288,281)*<F10>
                                                                                              ------------     ------------

FUND SHARE ACTIVITIES:
     Proceeds from shares issued (1,481,550 and 4,338,174 shares, respectively)                 50,528,652      197,704,441
     Net asset value of shares issued in distributions
       (41,187 and 7,470 shares, respectively)                                                   1,446,686          259,533
     Cost of shares redeemed (2,212,801 and 4,773,535 shares, respectively)                    (72,372,952)    (215,551,811)
                                                                                              ------------     ------------
          Net decrease in net assets derived from Fund share activities                        (20,397,614)     (17,587,837)
                                                                                              ------------     ------------
          TOTAL (DECREASE) INCREASE                                                            (67,236,404)       7,292,550

NET ASSETS AT THE BEGINNING OF THE PERIOD                                                      104,609,547       97,316,997
                                                                                              ------------     ------------
NET ASSETS AT THE END OF THE PERIOD                                                           $ 37,373,143     $104,609,547
                                                                                              ------------     ------------
                                                                                              ------------     ------------

*<F10> See Note 8.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                        (UNAUDITED)
                                                        FOR THE SIX
                                                       MONTHS ENDING                  YEARS ENDED SEPTEMBER 30,
                                                         MARCH 31,     -------------------------------------------------------
                                                           2001         2000        1999         1998        1997         1996
                                                          ------       ------      ------       ------      ------       ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                      $ 43.31      $ 34.23     $ 21.88      $ 19.49     $ 15.64      $ 14.17
Income from investment operations:
   Net investment loss (a)<F14>                             (0.25)*      (0.56)*     (0.34)*      (0.09)*     (0.13)       (0.06)
                                                                 <F11>        <F11>       <F11>        <F11>
   Net realized and unrealized
     (loss) gain on investments                            (20.74)        9.74       13.19         2.48        3.98         1.53
                                                          -------      -------     -------      -------     -------      -------
Total from investment operations                           (20.99)        9.18       12.85         2.39        3.85         1.47

Less distributions:
   Dividend from net investment income                         --           --          --           --          --           --
   Distributions from net realized gains                    (0.65)       (0.10)      (0.50)          --          --           --
                                                          -------      -------     -------      -------     -------      -------
Total from distributions                                    (0.65)       (0.10)      (0.50)          --          --           --
                                                          -------      -------     -------      -------     -------      -------
Net asset value, end of period                            $ 21.67      $ 43.31     $ 34.23      $ 21.88     $ 19.49      $ 15.64
                                                          -------      -------     -------      -------     -------      -------
                                                          -------      -------     -------      -------     -------      -------

TOTAL INVESTMENT RETURN                                    (49.0%)**     26.9%       60.0%        12.3%       24.6%        10.4%
                                                                 <F12>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                     37,373      104,610      97,317       29,154      22,702       17,104
Ratio of operating expenses before interest expense
  to average net assets                                      1.8%***      1.3%        1.5%         1.5%        1.5%         1.5%
                                                                <F13>
Ratio of interest expense to average net assets              0.0%***      0.0%         N/A          N/A         N/A          N/A
                                                                <F13>
Ratio of net investment loss to average net assets          (1.5%)***    (1.0%)      (1.1%)       (0.8%)      (0.9%)       (1.1%)
                                                                 <F13>
Portfolio turnover rate                                     18.8%         8.8%       30.3%        39.4%       60.2%        11.8%

  *<F11> In 2001 and 1999, net investment loss per share was calculated using average shares outstanding. In 2000 and 1998, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 **<F12>   Not Annualized.
***<F13>   Annualized.
(a)<F14> Net investment loss before interest expense for the six months ending March 31, 2001 was ($0.24).

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (Unaudited)

ASSETS:
   Investments in securities, at value (cost $35,381,446)          $24,837,017
   Cash                                                                    964
   Receivable from investments sold                                  4,205,682
   Dividends receivable                                                  9,095
   Interest receivable                                                   9,008
   Other assets                                                         12,747
                                                                   -----------
        Total assets                                                29,074,513
                                                                   -----------

LIABILITIES:
   Payable to brokers for investments purchased                      1,975,473
   Payable to Adviser for management fees                               24,960
   Other liabilities                                                    97,605
                                                                   -----------
        Total liabilities                                            2,098,038
                                                                   -----------

NET ASSETS:
   Capital Stock, $0.01 par value; 40,000,000
     shares authorized; 4,728,950 shares outstanding                62,277,042
   Net unrealized depreciation on investments                      (10,544,429)
   Undistributed net realized loss on investments                  (24,756,138)
                                                                   -----------
        Net assets                                                 $26,976,475
                                                                   -----------
                                                                   -----------

CALCULATION OF NET ASSET VALUE AND REDEMPTION PRICE:
   Net asset value and redemption price per
     share ($26,976,475 / 4,728,950 shares outstanding)            $      5.70
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
SCHEDULE OF INVESTMENTS
March 31, 2001 (Unaudited)

                                                                      QUOTED
  SHARES                                                           MARKET VALUE
  ------                                                          -------------
COMMON STOCKS -- 73.8% (A)<F16>

             APPLICATION SOFTWARE -- 10.9%
     2,000   Adobe Systems Inc.                                    $    69,940
     3,000   Microsoft Corp.*<F15>                                     164,062
    56,000   Oracle Corp.*<F15>                                        838,880
    15,000   PeopleSoft, Inc.*<F15>                                    351,563
    35,000   Siebel Systems, Inc.*<F15>                                952,000
     7,250   VERITAS Software Corp.*<F15>                              335,240
                                                                   -----------
                                                                     2,711,685

             BANKS -- 1.7%
     2,000   Bank of America Corp.                                     109,500
     5,000   Citigroup Inc.                                            224,900
     2,000   J.P. Morgan Chase & Co.                                    89,800
                                                                   -----------
                                                                       424,200

             BEVERAGES -- 2.2%
     8,000   The Coca-Cola Co.                                         361,280
     4,000   PepsiCo, Inc.                                             175,800
                                                                   -----------
                                                                       537,080

             BIOTECHNOLOGY -- 2.0%
     3,000   Amgen Inc.*<F15>                                          180,562
     2,000   Applera Corp. - Celera
               Genomics Group*<F15>                                     61,700
     1,000   Biogen, Inc.*<F15>                                         63,313
     2,000   Genentech, Inc.*<F15>                                     101,000
     2,000   Human Genome Sciences, Inc.*<F15>                          92,000
                                                                   -----------
                                                                       498,575

             BUILDING -- 1.3%
     6,000   The Home Depot, Inc.                                      258,600
     1,000   Lowe's Companies, Inc.                                     58,450
                                                                   -----------
                                                                       317,050

             CHEMICALS -- 0.8%
     2,000   Minnesota Mining &
               Manufacturing Co.                                       207,800

             COMMUNICATION EQUIPMENT -- 2.9%
     4,000   Corning Inc.                                               82,760
    25,000   L.M. Ericsson Telephone Co. ADR                           139,842
     9,000   QUALCOMM Inc.*<F15>                                       509,625
                                                                   -----------
                                                                       732,227

             COMPUTER NETWORKING -- 2.5%
    24,000   Cisco Systems Inc.*<F15>                                  379,500
     6,500   Juniper Networks, Inc.*<F15>                              246,740
                                                                   -----------
                                                                       626,240

             COMPUTER & PERIPHERALS -- 7.5%
    21,000   EMC Corp. (Mass.)*<F15>                                   617,400
     5,000   Hewlett-Packard Co.                                       156,350
     2,000   International Business
               Machines Corp.                                          192,360
     9,000   Network Appliance, Inc.*<F15>                             151,312
    18,416   Palm, Inc.*<F15>                                          154,809
    39,000   Sun Microsystems, Inc.*<F15>                              599,430
                                                                   -----------
                                                                     1,871,661

             DRUGS -- 5.0%
     2,000   Bristol-Myers Squibb Co.                                  118,800
     3,000   Eli Lilly & Co.                                           229,980
     7,000   Merck & Co., Inc.                                         531,300
     4,000   Millennium Pharmaceuticals, Inc.*<F15>                    121,840
     6,000   Pfizer Inc.                                               245,700
                                                                   -----------
                                                                     1,247,620

             ELECTRICAL EQUIPMENT -- 3.2%
     4,000   General Electric Co.                                      167,440
    35,725   Motorola, Inc.                                            509,439
     6,000   Plantronics, Inc.*<F15>                                   106,620
                                                                   -----------
                                                                       783,499

             ELECTRONICS -- 1.8%
     3,000   Agilent Technologies, Inc.*<F15>                           92,190
    19,800   JDS Uniphase Corp.*<F15>                                  365,063
                                                                   -----------
                                                                       457,253

             ENERGY -- 0.8%
     1,000   BJ Services Co.*<F15>                                      71,200
     2,000   Schlumberger Ltd.                                         115,220
                                                                   -----------
                                                                       186,420

             ENTERTAINMENT/MEDIA -- 3.5%
    13,500   AOL Time Warner Inc.*<F15>                                542,025
     4,774   The Walt Disney Co.                                       136,536
     4,000   Viacom Inc.*<F15>                                         178,000
                                                                   -----------
                                                                       856,561

             FINANCIAL SERVICES -- 2.4%
     4,000   American Express Co.                                      165,200
     2,000   Merrill Lynch & Co., Inc.                                 110,800
     2,000   Morgan Stanley Dean Witter & Co.                          107,000
    13,500   The Charles Schwab Corp.                                  208,170
                                                                   -----------
                                                                       591,170

             FOODS -- 0.3%
     2,000   General Mills, Inc.                                        86,020

             HOUSEHOLD PRODUCTS -- 1.9%
     1,000   American Home Products Corp.                               58,750
     5,000   Colgate-Palmolive Co.                                     276,300
     2,000   Procter & Gamble Co.                                      125,200
                                                                   -----------
                                                                       460,250

             INSURANCE -- 0.6%
     2,000   American International
               Group, Inc.                                             161,000

             INTERNET INFORMATION PROVIDERS -- 0.3%
     4,000   Yahoo! Inc.*<F15>                                          63,000

             INTERNET SOFTWARE & SERVICES -- 1.0%
    20,500   CMGI Inc.*<F15>                                            52,070
    19,000   Exodus Communications, Inc.*<F15>                         204,250
                                                                   -----------
                                                                       256,320

             MEDICAL SUPPLIES -- 1.7%
     5,000   Abbott Laboratories                                       235,950
     2,000   Johnson & Johnson                                         174,940
                                                                   -----------
                                                                       410,890

             RETAIL STORES -- 2.6%
     2,000   Costco Wholesale Corp.*<F15>                               78,500
     3,000   Kohl's Corp.*<F15>                                        185,070
     2,000   Target Corp.                                               72,160
     6,000   Wal-Mart Stores, Inc.                                     303,000
                                                                   -----------
                                                                       638,730

             SECURITY SOFTWARE & SERVICES -- 0.8%
     3,750   Check Point Software
               Technologies Ltd.*<F15>                                 178,125
       800   VeriSign, Inc.*<F15>                                       28,350
                                                                   -----------
                                                                       206,475

             SEMICONDUCTORS -- 6.2%
     8,000   Altera Corp.*<F15>                                        171,500
    16,000   Intel Corp.                                               421,000
    23,000   LSI Logic Corp.*<F15>                                     361,790
    19,000   Texas Instruments Inc.                                    588,620
                                                                   -----------
                                                                     1,542,910

             TELECOMMUNICATIONS -- 4.2%
     7,000   CIENA Corp.*<F15>                                         292,250
    12,000   Lucent Technologies Inc.                                  119,640
    38,400   Nortel Networks Corp.                                     539,520
     2,000   Tellabs, Inc.*<F15>                                        81,375
                                                                   -----------
                                                                     1,032,785

             TELEPHONE SERVICES -- 0.8%
    11,000   WorldCom, Inc.*<F15>                                      205,563

             WIRELESS COMMUNICATION -- 4.9%
    23,000   Nextel Communications, Inc.*<F15>                         330,625
    28,000   Nokia Corp. "A" ADR                                       672,000
    11,000   Sprint Corp. (PCS Group)*<F15>                            209,000
                                                                   -----------
                                                                     1,211,625
                                                                   -----------
               Total common stocks
                 (cost $28,869,038)                                 18,324,609

PRINCIPAL
  AMOUNT                                                              VALUE
  ------                                                              -----
SHORT-TERM INVESTMENTS -- 26.2% (A)<F16>

             U.S. TREASURY SECURITIES -- 24.1%
$6,000,000   U.S. Treasury Bond,
               4.95%, due 04/19/01                                   5,985,285
                                                                   -----------

               Total U.S. treasury securities
                 (cost $5,985,285)                                   5,985,285

             VARIABLE RATE DEMAND NOTE -- 2.1%
   527,123   Firstar Bank U.S.A., N.A.                                 527,123
                                                                   -----------
               Total variable rate demand note
                 (cost $527,123)                                       527,123
                                                                   -----------
               Total short-term investments
                 (cost $6,512,408)                                   6,512,408
                                                                   -----------
               Total investments -- 100%
                 (cost $35,381,446)                                $24,837,017
                                                                   -----------
                                                                   -----------

  *<F15>   Non-income producing security.
(a)<F16> Percentages for the various classifications relate to total investments.

  The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2001 (Unaudited)

INCOME:
   Dividends                                                      $     20,359
   Interest                                                            143,693
                                                                  ------------
       Total income                                                    164,052
                                                                  ------------

EXPENSES:
   Management fees                                                     230,907
   Administrative services                                              37,954
   Professional fees                                                    19,457
   Distribution fees                                                    18,200
   Custodian fees                                                       16,417
   Transfer agent fees                                                  11,390
   Registration fees                                                     7,219
   Printing and postage expense                                          3,758
   Board of Directors fees                                               2,000
   Other expenses                                                       30,757
                                                                  ------------
       Total operating expenses before interest expense                378,059
   Interest expense                                                      6,758
                                                                  ------------
       Total expenses                                                  384,817
                                                                  ------------
NET INVESTMENT LOSS                                                   (220,765)
                                                                  ------------
NET REALIZED LOSS ON INVESTMENTS                                   (23,480,354)

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             (14,964,253)
                                                                  ------------
NET LOSS ON INVESTMENTS                                            (38,444,607)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(38,665,372)
                                                                  ------------
                                                                  ------------

  The accompanying notes to financial statements are an integral part of this statement.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2001 (Unaudited) and For the Year Ended September 30, 2000

                                                                                                   2001                2000
                                                                                                ----------          ----------
OPERATIONS:
     Net investment loss                                                                       $   (220,765)       $   (650,960)
     Net realized loss on investments                                                           (23,480,354)         (1,275,784)
     Net (decrease) increase in unrealized appreciation on investments                          (14,964,253)          4,419,824
                                                                                               ------------        ------------
          Net (decrease) increase in net assets resulting from operations                       (38,665,372)          2,493,080
                                                                                               ------------        ------------

FUND SHARE ACTIVITIES:
     Proceeds from shares issued (509,460 and 6,667,683 shares, respectively)                     4,193,715          86,240,737
     Cost of shares redeemed (1,050,470 and 1,397,723 shares, respectively)                      (7,807,006)        (19,478,679)
                                                                                               ------------        ------------
          Net (decrease) increase in net assets derived from Fund share activities               (3,613,291)         66,762,058
                                                                                               ------------        ------------
          TOTAL (DECREASE) INCREASE                                                             (42,278,663)         69,255,138

NET ASSETS AT THE BEGINNING OF THE PERIOD                                                        69,255,138                  --
                                                                                               ------------        ------------
NET ASSETS AT THE END OF THE PERIOD                                                            $ 26,976,475        $ 69,255,138
                                                                                               ------------        ------------
                                                                                               ------------        ------------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                                                    (UNAUDITED)
                                                                                      FOR THE                  FOR THE
                                                                                 SIX MONTHS ENDING            YEAR ENDED
                                                                                   MARCH 31, 2001      SEPTEMBER 30, 2000+<F17>
                                                                                 -----------------     ------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                  $ 13.14                  $ 10.00

Income from investment operations:
     Net investment loss (a)<F20>                                                       (0.04)                   (0.12)
     Net realized and unrealized (loss) gain on investments                             (7.40)                    3.26
                                                                                      -------                  -------
Total from investment operations                                                        (7.44)                    3.14

Less distributions:
     Dividend from net investment income                                                   --                       --
     Distribution from net realized gains                                                  --                       --
                                                                                      -------                  -------
Total from distributions                                                                   --                       --
                                                                                      -------                  -------
Net asset value, end of period                                                        $  5.70                  $ 13.14
                                                                                      -------                  -------
                                                                                      -------                  -------

TOTAL INVESTMENT RETURN                                                                (56.6%)*<F18>             31.4%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                                                 26,976                   69,255
Ratio of operating expenses before interest expense to average net assets                1.6%**<F19>              1.5%
Ratio of interest expense to average net assets                                          0.0%**<F19>              0.0%
Ratio of net investment loss to average net assets                                      (1.0%)**<F19>            (1.2%)
Portfolio turnover rate                                                                 93.4%                    23.6%

  +<F17>   Commencement of operations October 1, 1999.
  *<F18>   Not Annualized.
 **<F19>   Annualized.
(a)<F20> Net investment loss before interest expense for the six months ending March 31, 2001 was ($0.04).

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

PRINCIPAL                                                             QUOTED
  AMOUNT                                                           MARKET VALUE
  ------                                                           ------------
LONG-TERM INVESTMENTS -- 20.1% (A)<F21>

             FEDERAL AGENCIES -- 20.1%
 $300,000    Federal Farm Credit Bank,
               6.20%, due 07/01/02                                  $  305,989
  200,000    Federal Home Loan Bank,
               6.00%, due 08/15/02                                     203,806
  300,000    Federal Home Loan Bank,
               5.37%, due 01/16/03                                     303,865
                                                                    ----------
               Total long-term investments
                 (cost $795,954)                                       813,660

SHORT-TERM INVESTMENTS   79.1% (A)<F21>

             FEDERAL AGENCIES -- 64.5%
  500,000    Federal Home Loan Bank,
               5.215%, due 05/03/01                                    500,052
  500,000    Federal Home Loan Bank,
               5.57%, due 05/25/01                                     500,742
  300,000    Federal Farm Credit Bank,
               6.28%, due 06/20/01                                     301,107
  500,000    Federal Home Loan Bank,
               5.50%, due 08/13/01                                     501,773
  400,000    Federal Home Loan Bank,
               5.295%, due 09/04/01                                    401,358
  400,000    Federal Home Loan Bank,
               4.66%, due 10/15/01                                     400,460
                                                                    ----------
               Total federal agencies
                 (cost $2,597,082)                                   2,605,492

             VARIABLE RATE DEMAND NOTES -- 14.6%
  200,000    Firstar Bank U.S.A., N.A.                                 200,000
  188,587    Wisconsin Electric Power Co.                              188,587
  200,000    Wisconsin Corporate
               Central Credit Union                                    200,000
                                                                    ----------
               Total variable rate demand notes
                 (cost $588,587)                                       588,587
                                                                    ----------
               Total short-term investments
                 (cost $3,185,669)                                   3,194,079
                                                                    ----------
               Total investments
                 (cost $3,981,623)                                   4,007,739

             Cash and receivables, less
               liabilities -- 0.8% (A)<F21>                             31,668
                                                                    ----------
               NET ASSETS                                           $4,039,407
                                                                    ----------
                                                                    ----------
             Net Asset Value Per Share
               ($0.01 par value 20,000,000
               shares authorized), offering
               and redemption price
               ($4,039,407 / 415,359
               shares outstanding)                                  $     9.73
                                                                    ----------
                                                                    ----------

(a)<F21>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2001 (Unaudited)

INCOME:
   Interest                                                          $ 128,926
                                                                     ---------

EXPENSES:
   Management fees                                                      16,496
   Professional fees                                                    15,115
   Transfer agent fees                                                   6,688
   Registration fees                                                     4,549
   Administrative services                                               2,199
   Printing and postage expense                                            797
   Board of Directors fees                                                 500
   Custodian fees                                                          479
   Other expenses                                                        1,344
                                                                     ---------
       Total expenses before reimbursement and management fee waiver    48,167

   Less expenses assumed by adviser                                    (28,372)
                                                                     ---------
       Net expenses                                                     19,795
                                                                     ---------
NET INVESTMENT INCOME                                                  109,131
                                                                     ---------
NET REALIZED LOSS ON INVESTMENTS                                       (36,063)

NET INCREASE IN UNREALIZED DEPRECIATION ON INVESTMENTS                  83,265
                                                                     ---------
NET GAIN ON INVESTMENTS                                                 47,202
                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 156,333
                                                                     ---------
                                                                     ---------

  The accompanying notes to financial statements are an integral part of this statement.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2001 (Unaudited) and For the Year Ended September 30, 2000

                                                                                                      2001               2000
                                                                                                   ----------         ----------
OPERATIONS:
   Net investment income                                                                           $   109,131       $   205,999
   Net realized loss on investments                                                                    (36,063)               --
   Net increase (decrease) in unrealized depreciation on investments                                    83,265           (11,740)
                                                                                                   -----------       -----------
       Net increase in net assets resulting from operations                                            156,333           194,259
                                                                                                   -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.2391 and $0.4852 per share, respectively)                 (109,131)         (205,999)
                                                                                                   -----------       -----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (55,915 and 159,133 shares, respectively)                               542,105         1,528,889
   Net asset value of shares issued in distributions (11,287 and 20,844 shares, respectively)          109,055           199,943
   Cost of shares redeemed (127,218 and 133,218 shares, respectively)                               (1,233,996)       (1,277,288)
                                                                                                   -----------       -----------
       Net (decrease) increase in net assets derived from Fund share activities                       (582,836)          451,544
                                                                                                   -----------       -----------
       TOTAL (DECREASE) INCREASE                                                                      (535,634)          439,804

NET ASSETS AT THE BEGINNING OF THE PERIOD                                                            4,575,041         4,135,237
                                                                                                   -----------       -----------
NET ASSETS AT THE END OF THE PERIOD                                                                $ 4,039,407       $ 4,575,041
                                                                                                   -----------       -----------
                                                                                                   -----------       -----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                        (UNAUDITED)
                                                        FOR THE SIX
                                                       MONTHS ENDING                  YEARS ENDED SEPTEMBER 30,
                                                         MARCH 31,     --------------------------------------------------------
                                                           2001         2000        1999         1998        1997         1996
                                                          ------       ------      ------       ------      ------       ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                      $  9.62      $  9.65     $  9.81      $  9.76     $  9.75      $  9.85
Income from investment operations:
     Net investment income                                   0.24         0.49        0.47         0.53        0.53         0.53
     Net realized and unrealized
       gain (loss) on investments                            0.11        (0.03)      (0.16)        0.05        0.01        (0.10)
                                                          -------      -------     -------      -------     -------      -------
Total from investment operations                             0.35         0.46        0.31         0.58        0.54         0.43

Less distributions:
     Dividends from net investment income                   (0.24)       (0.49)      (0.47)       (0.53)      (0.53)       (0.53)
     Distribution from net realized gains                      --           --          --           --          --           --
                                                          -------      -------     -------      -------     -------      -------
Total from distributions                                    (0.24)       (0.49)      (0.47)       (0.53)      (0.53)       (0.53)
                                                          -------      -------     -------      -------     -------      -------
Net asset value, end of period                            $  9.73      $  9.62     $  9.65      $  9.81     $  9.76      $  9.75
                                                          -------      -------     -------      -------     -------      -------
                                                          -------      -------     -------      -------     -------      -------

TOTAL INVESTMENT RETURN                                     3.67%***     4.85%       3.18%        6.08%       5.70%        4.49%
                                                                <F24>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                      4,039        4,575       4,135        3,074       2,626        2,766
Ratio of expenses (after reimbursement)
  to average net assets*<F22>                               0.90%****    0.90%       0.90%        0.90%       0.90%        0.90%
                                                                <F25>
Ratio of net investment income
  to average net assets**<F23>                              4.96%****    5.04%       4.78%        5.40%       5.45%        5.43%
                                                                <F25>
Portfolio turnover rate                                        --        17.0%          --           --      25.28%       28.65%

    *<F22> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 2.19%****<F25>, 1.93%, 2.15%, 2.37%, 2.33% and
            2.24% for the six months ending March 31, 2001 and for the years ended September 30, 2000, 1999, 1998, 1997 and 1996, respectively.
   **<F23> The ratios of net investment income prior to adviser's expense limitation undertaking to average net assets for the six months ending March 31, 2001 and for the years ended September 30, 2000, 1999, 1998, 1997 and 1996 would have been 3.67%****<F25>, 4.01%,
            3.53%, 3.93%, 4.02% and 4.09%, respectively.
  ***<F24>  Not Annualized.
 ****<F25>  Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

 PRINCIPAL
  AMOUNT                                                  RATING      VALUE
  ------                                                  ------      -----
SHORT-TERM INVESTMENTS -- 100.0% (A)<F26>

             U.S. TREASURY SECURITIES -- 85.9%
$2,000,000   U.S. Treasury Bills, 4.97%, due 04/26/01              $ 1,993,097
 6,000,000   U.S. Treasury Bills, 4.48%, due 05/03/01                5,976,107
 6,000,000   U.S. Treasury Bills, 4.92%, due 05/10/01                5,968,020
 4,000,000   U.S. Treasury Bills, 4.43%, due 05/31/01                3,970,467
 3,000,000   U.S. Treasury Bills, 4.68%, due 05/31/01                2,976,600
                                                                   -----------
                  Total U.S. treasury securities
                    (amortized cost $20,884,291)                    20,884,291

             VARIABLE RATE DEMAND NOTES -- 14.4%
 1,100,000   American Family Financial Services           A1+P1      1,100,000
 1,100,000   Firstar Bank U.S.A., N.A.                    A1+P1      1,100,000
 1,100,000   Sara Lee Corp.                               A1+P1      1,100,000
   214,900   Wisconsin Electric Power Co.                 A1+P1        214,900
                                                                   -----------
                  Total variable rate demand notes
                    (amortized cost $3,514,900)                      3,514,900
                                                                   -----------
                  Total investments
                    (amortized cost $24,399,191)                    24,399,191
             Liabilities, less cash and
               receivables -- (0.3%) (A)<F26>                          (84,415)
                                                                   -----------
                  NET ASSETS                                       $24,314,776
                                                                   -----------
                                                                   -----------
             Net Asset Value Per Share ($0.01 par
               value 500,000,000 shares authorized),
               offering and redemption price
               ($24,314,776 / 24,314,776 shares outstanding)       $      1.00
                                                                   -----------
                                                                   -----------

(a)<F26>  Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2001 (Unaudited)

INCOME:
     Interest                                                        $ 626,317
                                                                     ---------

EXPENSES:
     Management fees                                                    52,306
     Registration fees                                                  17,404
     Professional fees                                                  15,116
     Transfer agent fees                                                15,003
     Administrative services                                            10,461
     Printing and postage expense                                        5,512
     Custodian fees                                                      2,861
     Board of Directors fees                                             1,500
     Other expenses                                                        142
                                                                     ---------
          Total operating expenses before interest
            expense and management fee waiver                          120,305
     Interest expense                                                    1,298
                                                                     ---------
          Total expenses before management fee waiver                  121,603

     Less expenses assumed by adviser                                  (52,306)
                                                                     ---------
          Net expenses                                                  69,297
                                                                     ---------
NET INVESTMENT INCOME                                                  557,020
                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 557,020
                                                                     ---------
                                                                     ---------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2001 (Unaudited) and For the Year Ended September 30, 2000

                                                                                                2001                2000
                                                                                             ----------          ----------
OPERATIONS:
     Net investment income                                                                  $     557,020       $     946,301
                                                                                            -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income ($0.0266 and $0.0521 per share, respectively)          (557,020)           (946,301)
                                                                                            -------------       -------------

FUND SHARE ACTIVITIES:
     Proceeds from shares issued (179,895,604 and 334,876,633 shares, respectively)           179,895,604         334,876,633
     Net asset value of shares issued in distributions
       (568,712 and 816,692 shares, respectively)                                                 568,712             816,692
     Cost of shares redeemed (184,359,741 and 323,944,885 shares, respectively)              (184,359,741)       (323,944,885)
                                                                                            -------------       -------------
          Net (decrease) increase in net assets derived from Fund share activities.            (3,895,425)         11,748,440
                                                                                            -------------       -------------
          TOTAL (DECREASE) INCREASE                                                            (3,895,425)         11,748,440

NET ASSETS AT THE BEGINNING OF THE PERIOD                                                      28,210,201          16,461,761
                                                                                            -------------       -------------
NET ASSETS AT THE END OF THE PERIOD                                                         $  24,314,776       $  28,210,201
                                                                                            -------------       -------------
                                                                                            -------------       -------------

  The accompanying notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                        (UNAUDITED)
                                                        FOR THE SIX
                                                       MONTHS ENDING                  YEARS ENDED SEPTEMBER 30,
                                                         MARCH 31,     -------------------------------------------------------
                                                           2001         2000        1999         1998        1997         1996
                                                          ------       ------      ------       ------      ------       ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                      $  1.00      $  1.00     $  1.00      $  1.00     $  1.00      $  1.00

Income from investment operations:
     Net investment income                                   0.03         0.05        0.04         0.05        0.05         0.05

Less distributions:
     Dividends from net investment income                   (0.03)       (0.05)      (0.04)       (0.05)      (0.05)       (0.05)
                                                          -------      -------     -------      -------     -------      -------
Net asset value, end of period                            $  1.00      $  1.00     $  1.00      $  1.00     $  1.00      $  1.00
                                                          -------      -------     -------      -------     -------      -------
                                                          -------      -------     -------      -------     -------      -------

TOTAL INVESTMENT RETURN                                     2.69%***     5.34%       4.46%        4.99%       4.87%        4.87%
                                                                <F29>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                     24,315       28,210      16,462        4,879       3,032        3,980
Ratio of operating expenses before interest expense
  (after reimbursement) to average net assets*<F27>         0.65%****    0.65%       0.65%        0.65%       0.65%        0.65%
                                                                <F30>
Ratio of interest expense to average net assets             0.01%****    0.01%         N/A          N/A         N/A          N/A
                                                                <F30>
Ratio of net investment income
  to average net assets**<F28>                              5.33%****    5.24%       4.35%        4.88%       4.77%        4.78%
                                                                <F30>

    *<F27> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 1.17%****<F30>, 1.16%, 1.37%, 1.96%, 2.02% and
            1.39% for the six months ending March 31, 2001 and for the years ended September 30, 2000, 1999, 1998, 1997 and 1996, respectively.
   **<F28> If the Fund had paid all of its expenses, the ratios would have been 4.82%****<F30>, 4.74%, 3.63%, 3.57%, 3.40% and 4.04% for the
            six months ending March 31, 2001 and for the years ended September 30, 2000, 1999, 1998, 1997 and 1996, respectively.
  ***<F29>  Not Annualized.
 ****<F30>  Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of five funds: the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Opportunity Fund ("Opportunity Fund"), the Reynolds Fund ("Reynolds Fund"), the Reynolds U.S. Government Bond Fund ("Government Bond Fund") and the Reynolds Money Market Fund ("Money Market Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28,1988.

     The investment objective of the Blue Chip Fund is to produce long-term growth of capital, with current income as a secondary objective, by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks having above average growth characteristics; the investment objective of the Reynolds Fund is to produce long-term growth of capital; the investment objective of the Government Bond Fund is to provide a high level of current income by investing in a diversified portfolio of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; and the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments.

     (a) Each security for the Blue Chip Fund, the Opportunity Fund, the Reynolds Fund and the Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments with maturities of 60 days or less held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts for the Blue Chip Fund, the Opportunity Fund and the Reynolds Fund, as reported on the statements of net assets or schedule of investments, are substantially the same for Federal income tax purposes. Cost amounts, as reported on the statement of net assets for the Government Bond Fund and the Money Market Fund, are the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stock of the Blue Chip Fund, the Opportunity Fund and the Reynolds Fund are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Blue Chip Fund has $14,885,440 of post-October losses and the Reynolds Fund has $1,132,007 of post-October losses, which are deferred for tax purposes until the year ending September 30, 2001. The Blue Chip Fund has $344,232 of net capital loss carryforwards which expire September 30, 2008. The Government Bond Fund has $231,244, $19,651, $2,405 and $9,179 of net capital loss carryforwards which expire September 30, 2003, 2004, 2005 and 2007, respectively.

     (d) The Blue Chip Fund, the Opportunity Fund and the Reynolds Fund record dividend income on the ex-dividend date and interest income on the accrual basis. The Government Bond Fund and the Money Market Fund record interest income on the accrual basis.

     (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and the Funds do not anticipate nonperformance by these counterparties.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Funds have management agreements with Reynolds Capital Management ("RCM"), #with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund, the Opportunity Fund and the Reynolds Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the six months ending March 31, 2001, RCM voluntarily waived $16,496 and $52,306 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements.

     In addition, RCM has voluntarily reimbursed the Government Bond Fund for expenses over 0.90% of the daily net assets of such Fund totaling $11,876. These voluntary reimbursements to the Government Bond Fund may be modified or discontinued at any time by RCM.

     The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those per#formed by RCM pursuant to the management agreements. Under the terms of the agreements, the Blue Chip Fund, the Opportunity Fund and the Reynolds Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

     The Blue Chip Fund, the Opportunity Fund and the Reynolds Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund adopting it may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of such Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

(3)  CREDIT FACILITY --

     Firstar Bank, N.A. has made available to Blue Chip Fund, Opportunity Fund, Reynolds Fund and Money Market Fund a credit facility pursuant to the respective Credit Agreements dated August 7, 2000 for the purpose of having cash available to cover incoming redemptions. The Reynolds Fund can also use the credit facility to purchase securities. The Credit Agreements expire July 31, 2001. The terms of the respective agreements are as follows:

                                                  BLUE CHIP          OPPORTUNITY           REYNOLDS          MONEY MARKET
                                                     FUND                FUND                FUND                FUND
                                               ---------------     ---------------     ---------------     ---------------
     Payment Terms                              Due in 45 days      Due in 45 days      Due in 90 days      Due in 45 days
     Interest                                  Prime Rate - 1%     Prime Rate - 1%     Prime Rate - 1%     Prime Rate - 1%
     Unused Line Fees                               0.10%               0.10%               0.10%               0.10%
     Credit Limit                                 $5,000,000          $3,000,000          $4,000,000          $2,000,000
     Average Daily Balance Outstanding             $376,857            $415,742            $127,912             $9,670
     Maximum Amount Outstanding                   $5,000,000          $3,000,000          $3,182,425          $1,760,000
     Interest Expense                              $18,893             $17,537              $6,758              $1,298

(4)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders. The distributions were declared on December 21, 2000, and were paid on December 22, 2000 to shareholders of record on December 20, 2000.

                                             BLUE CHIP   OPPORTUNITY   REYNOLDS
                                                FUND        FUND         FUND
                                            -----------  ----------- -----------
     Dividend from net investment income     $     --     $     --    $     --
     $ per share                                   --           --          --
     Short-term gains                              --           --          --
     $ per share                                   --           --          --
     Long-term capital gains taxed at 20%          --      498,313          --
     $ per share                                   --       0.2135          --

(5)  INVESTMENT TRANSACTIONS --

     For the six months ending March 31, 2001, purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $63,979,527 and $146,701,139, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $13,333,345 and $35,694,847, respectively; purchases and proceeds of sales of long-term investment securities of the Reynolds Fund (excluding short-term securities) were $38,521,137 and $50,171,598, respectively; and purchases and proceeds of sales of long-term investment securities for the Government Bond Fund (excluding short-term securities) were $-0- and $300,000, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of March 31, 2001, liabilities of the Funds included the following:

                                                            BLUE CHIP     OPPORTUNITY      REYNOLDS      GOVERNMENT    MONEY MARKET
                                                               FUND           FUND           FUND        BOND FUND         FUND
                                                            ----------     ----------     ----------     ----------     ----------
          Loan payable                                     $         --   $        --    $        --     $      N/A    $        --
          Payable to RCM for management fees                    241,982        36,187         24,960             --             --
          Payable to shareholders for redemptions             1,556,223        90,756             --             --             --
          Interest payable                                           --            --             --            N/A             --
          Other liabilities                                     274,264       124,790         97,605          3,374         22,085
          Payable to brokers for securities purchased         1,059,258       249,335      1,975,473             --             --

(7)  SOURCES OF NET ASSETS --

     As of March 31, 2001, the sources of net assets were as follows:

                                                            BLUE CHIP     OPPORTUNITY      REYNOLDS      GOVERNMENT    MONEY MARKET
                                                               FUND           FUND           FUND        BOND FUND         FUND
                                                            ----------    -----------     ----------     ----------    ------------
          Fund shares issued and outstanding               $308,902,301   $24,233,720    $62,277,042     $4,311,834    $24,314,776
          Net unrealized appreciation (depreciation)
            on investments                                   12,415,689    15,693,410    (10,544,429)        26,116             --
          Accumulated net realized loss
            on investments                                  (63,029,175)   (2,553,987)   (24,756,138)      (298,543)            --
                                                           ------------   -----------    -----------     ----------    -----------
                                                           $258,288,815   $37,373,143    $26,976,475     $4,039,407    $24,314,776
                                                           ------------   -----------    -----------     ----------    -----------
                                                           ------------   -----------    -----------     ----------    -----------

     Aggregate net unrealized appreciation (depreciation) for the Funds as of March 31, 2001, consisted of the following:

                                                            BLUE CHIP     OPPORTUNITY      REYNOLDS      GOVERNMENT
                                                               FUND           FUND           FUND        BOND FUND
                                                           -----------    -----------    -----------    -----------
          Aggregate gross unrealized appreciation          $ 83,807,198   $18,355,161    $    335,231     $26,116
          Aggregate gross unrealized depreciation           (71,391,509)   (2,661,751)    (10,879,660)         --
                                                           ------------   -----------    ------------     -------
          Net unrealized appreciation (depreciation)       $ 12,415,689   $15,693,410    $(10,544,429)    $26,116
                                                           ------------   -----------    ------------     -------
                                                           ------------   -----------    ------------     -------

(8)  REQUIRED FEDERAL INCOME TAX DISCLOSURES (UNAUDITED) --

     In early 2000, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended September 30, 2000. The Funds hereby designate the following amounts as long-term capital gains distributions.

                                            BLUE CHIP          OPPORTUNITY
                                               FUND                FUND
                                           -----------         -----------
          Capital gains taxed at 20%         $37,972             $30,746

     For the Opportunity Fund, the percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended September 30, 2000, was 95%.

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                             www.reynoldsfunds.com

                               BOARD OF DIRECTORS
                             FREDERICK L. REYNOLDS
                                ROBERT E. SNADER
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               OR 1-800-7REYNOLDS
                                 1-414-765-4124

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202